Property, Equipment, and Software (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, equipment, and software, Gross	$ 15,563		$ 13,801	$ 13,675
Less: Accumulated depreciation and amortization	(10,235)		(9,208)	(7,017)
Property, equipment, and software, net	5,328		4,593	6,658
Depreciation and amortization	2,463	$ 1,789	6,644	7,377
Software and computer equipment
Property, Plant and Equipment [Line Items]
Property, equipment, and software, Gross	1,544		1,381	1,392
Furniture, office equipment and other
Property, Plant and Equipment [Line Items]
Property, equipment, and software, Gross	1,538		567	387
Internally developed software
Property, Plant and Equipment [Line Items]
Property, equipment, and software, Gross	11,369		10,741	10,601
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, equipment, and software, Gross	1,112		1,112	1,295
Property equipment software
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 1,123	$ 982	$ 3,786	$ 3,680